Investments In Affiliated Companies, Partnerships And Other Companies (Income Statement Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Revenues	$ 5,511,549	$ 5,278,521	$ 4,662,572
Gross profit	1,373,283	1,358,048	1,165,107
Net income	275,469	274,663	237,986
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Revenues	294,120	317,763	327,971
Gross profit	111,023	129,374	118,888
Net income	$ 24,416	$ 15,715	$ 24,377